Submission	Mar. 23, 2026
Submission [Line Items]
Central Index Key	0001560672
Registrant Name	Ellington Credit Company
Registration File Number	333-291525
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES